Offerings - Offering: 1	Jul. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of Common Warrants(1)(2)
Amount Registered	6,086,069
Proposed Maximum Offering Price per Unit	0.9226
Maximum Aggregate Offering Price	$ 5,615,008
Fee Rate	0.01381%
Amount of Registration Fee	$ 775.43
Offering Note
(1)

Consists of up to a maximum of 6,086,069 shares of common stock, par value $0.0001 per share (the “Common Stock”), issuable upon the exercise of (i) Class A Common Stock Purchase Warrants to purchase up to 2,968,814 shares of Common Stock, (ii) Class B Common Stock Purchase Warrants to purchase up to 2,968,814 shares of Common Stock, and (iii) Placement Agent Warrants to purchase up to 148,441 shares of Common Stock.

(2)

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.

(3)

Estimated in accordance with Rule 457(c) promulgated under the Securities Act, and solely for the purposes of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock as reported on the NYSE American on July 29, 2026.